RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of amounts due from related parties comprised of amounts receivable from the sales of goods
	At December 31,
	2015	2016
Zhejiang Yuhuan(1)	$110,952	$58,581
Jinko and its subsidiaries(2)	-	13,007,044
Total	$110,952	$13,065,625

Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials and others
	At December 31,
	2015	2016
Zhejiang Yaohui(4)	$2,552,385	$1,162,849
Jinko and its subsidiaries (2)	124,229	94,518
Total	$2,676,614	$1,257,367

Schedule of related party transactions
	Years ended December 31,
	2014	2015	2016
Sale of goods to Jinko and its subsidiaries(2)	2,898,698	53,538	40,171,544
Purchase of raw materials from Jinko and its subsidiaries (2)	90,409	-	-
Purchase of raw materials from Zhejiang Yaohui(4)	5,759,079	4,581,029	2,280,835
Rental payment to Zhejiang Yuhuan(1)	3,246	5,236	15,361
Rental expense incurred associated with using Zhejiang Yuhuan’s premises(1)	70,107	67,566	62,349
Loan from Champion era enterprises limited(3)	4,000,000	3,000,000	-
Repayment to Champion era enterprises limited(3)	-	7,000,000	-

Mr. Xianshou Li and his family individually or jointly provided guarantees for the Company’s short term and long term borrowings totaling RMB2,060,000,000 ($318,008,380) and RMB 2,030,000,000 ($292,380,900) as of December 31, 2015 and 2016, respectively.

(1)	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
(2)	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)
(3)
Champion era enterprises Ltd. is controlled by Xianshou Li. The annualized interest rate of the loan is 5%, and the maturity of the loans are three months for the loans during the years ended December 31, 2015.

(4)	The brother of HR VP and shareholder of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd. (“Zhejiang Yaohui”)